Parent Company Financial Information (Schedule Of Condensed Statements Of Condition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Assets:
Interest-bearing cash	$ 730,297		$ 353,373
Securities available for sale	3,398,457	[1]	3,061,808	[2]
Allowance for loan losses	(253,809)		(276,963)		(384,351)	(664,799)
Investments in subsidiaries:
Other assets	1,685,384		1,670,840
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	23,789,833		25,334,019
Liabilities and equity:
Other short-term borrowings	181,146		441,201
Term borrowings	1,739,859		2,226,482
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	21,289,082		22,824,813
Total equity	2,500,751		2,509,206		2,684,637	2,678,005
Total liabilities and equity	23,789,833		25,334,019
Parent Company [Member]
Assets:
Cash	81,271		20,421		16,816	219,287
Interest-bearing cash	15,800		80,000
Securities available for sale	1,643		6,346
Notes receivable	3,610		3,700
Allowance for loan losses	(925)		(1,850)
Investments in subsidiaries:
Bank	3,040,499		3,161,926
Non-bank	18,044		17,818
Other assets	207,498		217,934
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	3,367,440		3,506,295
Liabilities and equity:
Other short-term borrowings	0		27,200
Accrued employee benefits and other liabilities	158,091		128,655
Term borrowings	708,598		841,234
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	866,689		997,089
Total equity	2,500,751		2,509,206
Total liabilities and equity	$ 3,367,440		$ 3,506,295

[1]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.